Segmentation of key figures (Details 2) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Net sales to third parties	$ 12,781	$ 12,956	$ 25,312	$ 25,367
Net sales	12,781	12,956	25,312	25,367
Other revenues	304	338	587	621
Cost of goods sold	(3,751)	(3,914)	(7,607)	(7,953)
Gross profit	9,334	9,380	18,292	18,035
Selling, general and administration	(3,581)	(3,754)	(7,093)	(7,283)
Research and development	(2,498)	(2,400)	(4,818)	(4,751)
Other income	303	769	529	1,108
Other expense	(1,330)	(516)	(1,830)	(1,215)
Operating income	$ 2,228	$ 3,479	$ 5,080	$ 5,894
Operating income as % of net sales	17.40%	26.90%	20.10%	23.20%
Income from associated companies		$ 239	$ (2)	$ 495
Interest expense	$ (202)	(201)	(403)	(403)
Other financial income and expense	16	(11)	36	(30)
Income before taxes	2,042	3,506	4,711	5,956
Income taxes	(347)	(611)	(797)	(1,002)
Net income	1,695	2,895	3,914	4,954
Innovative Medicines
Disclosure of operating segments [line items]
Net sales to third parties	10,461	10,559	20,637	20,663
Sales to other segments	210	194	438	422
Net sales	10,671	10,753	21,075	21,085
Other revenues	295	321	569	591
Cost of goods sold	(2,765)	(2,902)	(5,677)	(5,966)
Gross profit	8,201	8,172	15,967	15,710
Selling, general and administration	(2,950)	(3,120)	(5,830)	(6,026)
Research and development	(2,302)	(2,179)	(4,414)	(4,316)
Other income	207	622	352	828
Other expense	(968)	(318)	(1,280)	(777)
Operating income	$ 2,188	$ 3,177	$ 4,795	$ 5,419
Operating income as % of net sales	20.90%	30.10%	23.20%	26.20%
Income from associated companies	$ 1	$ 1	$ 1	$ 1
Sandoz
Disclosure of operating segments [line items]
Net sales to third parties	2,320	2,397	4,675	4,704
Sales to other segments	55	48	102	101
Net sales	2,375	2,445	4,777	4,805
Other revenues	7	16	13	25
Cost of goods sold	(1,252)	(1,271)	(2,502)	(2,537)
Gross profit	1,130	1,190	2,288	2,293
Selling, general and administration	(505)	(512)	(1,019)	(1,014)
Research and development	(196)	(221)	(404)	(435)
Other income	23	102	71	145
Other expense	(73)	(97)	(138)	(215)
Operating income	$ 379	$ 462	$ 798	$ 774
Operating income as % of net sales	16.30%	19.30%	17.10%	16.50%
Income from associated companies	$ 1	$ 1	$ 1	$ 1
Corporate
Disclosure of operating segments [line items]
Sales to other segments	(265)	(242)	(540)	(523)
Net sales	(265)	(242)	(540)	(523)
Other revenues	2	1	5	5
Cost of goods sold	266	259	572	550
Gross profit	3	18	37	32
Selling, general and administration	(126)	(122)	(244)	(243)
Other income	73	45	106	135
Other expense	(289)	(101)	(412)	(223)
Operating income	(339)	(160)	(513)	(299)
Income from associated companies	$ (2)	$ 237	$ (4)	$ 493